Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of loss per share

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net loss for the year attributable to owners of the Company	(1,195,712)	(1,660,566)	(1,353,608)
Weighted average number of ordinary shares in issue (in’000 shares)	923,691	939,286	1,064,710
Basic loss per share (RMB yuan)	(1.29)	(1.77)	(1.27)
Diluted loss per share (RMB yuan)	(1.29)	(1.77)	(1.27)
Basic loss per ADS (RMB yuan) (Note)		(5.30)	(3.81)
Diluted loss per ADS (RMB yuan) (Note)		(5.30)	(3.81)